Employee information (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Classification of Employee Benefit

All figures in £ millions	Notes	2019	2018	2017
Employee benefit expense
Wages and salaries (including termination costs)		1,258	1,421	1,567
Social security costs		100	112	130
Share-based payment costs	26	25	37	33
Retirement benefits – defined contribution plans	25	57	56	57
Retirement benefits – defined benefit plans	25	13	23	19
Other post-retirement medical benefits	25	(1)	(12)	(1)

Total		1,452	1,637	1,805

Summary of Average Number of Employees
The details of the emoluments of the Directors of Pearson plc are shown in the report on Directors’ remuneration.

Average number employed	2019	2018	2017
Employee numbers
North America	13,564	14,113	16,295
Core	4,951	5,192	5,291
Growth	3,693	4,521	8,268
Other	526	496	485

Total	22,734	24,322	30,339